Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2014	2013
	(in thousands)
Cost
Land	$3,464	$3,464
Building	88,580	96,450
Computer equipment and software	247,980	212,019
Office furniture and fixtures	64,690	68,268
Laboratory equipment	23,599	29,678
Leasehold improvements	19,516	15,304
Motor vehicles	47	56
	447,876	425,239
Less accumulated depreciation and asset write off	(299,691)	(264,409)

Property, plant and equipment (net)	$148,185	$160,830